Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of segment reporting information

	Year ended March 31,
	2017	2018	2019
	$	$	$
Revenue from contracts with customers:
Metal stamping and Mechanical OEM	8,323	9,638	7,717
Electric OEM	11,280	9,528	6,560
Total revenue from contracts with customers	19,603	19,166	14,277
Operating income (loss):
Metal stamping and Mechanical OEM	267	955	(405)
Electric OEM	646	1,123	(250)
Corporate	(152)	(140)	(100)
Total operating income (loss)	761	1,938	(755)
Depreciation expense:
Metal stamping and Mechanical OEM	107	160	133
Electric OEM	159	159	128
Total depreciation	266	319	261
Capital expenditure:
Metal stamping and Mechanical OEM	88	136	398
Electric OEM	109	135	297
Total capital expenditure	197	271	695

	As of March 31,
	2018	2019
	$	$
Total assets:
Metal stamping and Mechanical OEM	8,402	8,084
Electric OEM	9,535	7,000
Corporate	193	166
Total assets	18,130	15,250

	As of March 31,
	2018	2019
	$	$
Property, plant and equipment, net:
Metal stamping and Mechanical OEM	391	513
Electric OEM	379	373
Total property, plant and equipment, net	770	886

Schedule of geographical segment

	Year ended March 31,
	2017	2018	2019
	$	$	$
Revenue from contracts with customers:
Hong Kong and China	4,700	4,086	2,794
Europe	14,037	14,446	10,901
Other Asian countries	31	46	128
North America	835	588	454
Total revenue from contracts with customers	19,603	19,166	14,277

	As of March 31,
	2018	2019
	$	$
Property, plant and equipment, net:
Hong Kong and China	581	147
Myanmar	189	739
Total property, plant and equipment, net	770	886